INVESTMENTS IN AND ADVANCES TO ASSOCIATES	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
INVESTMENTS IN AND ADVANCES TO ASSOCIATES

14. INVESTMENTS IN AND ADVANCES TO ASSOCIATES

        As of December 31, 2010 and 2009, the Group's investments in and advances to associates comprised the following:

	December 31,
	2010	2009
MTS Belarus—equity investment	$227,130	$220,350
MTS Belarus—loan receivable	3,000	100
Intellect Telecom—equity investment	11,662	—

Total investments in and advances to associates	$241,792	$220,450

        MTS Belarus—In April 2008 the Group entered into a credit facility agreement with MTS Belarus valid till March 15, 2009. The facility allowed MTS Belarus to borrow up to $33.0 million and bears annual interest of 10.0%. In the year ended December 31, 2009 the maturity date was extended to March 15, 2010 and the total allowable amount was increased to $46.0 million. In the year ended December 31, 2010 the maturity date was prolonged till March 15, 2011. The credit facility was fully paid upon maturity.

        The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2010 and 2009 were as follows:

	(unaudited)
	2010	2009
Total assets	$527,609	$498,278
Total liabilities	72,533	56,736
Net income	145,707	143,061

        Intellect Telecom—In November 2010 MGTS acquired a 43.8% interest in Intellect Telecom OJSC from one of the subsidiaries of Sistema for $12.4 million. Intellect Telecom is a research and development innovation center in the field of telecommunications.

        The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2010 were as follows:

(unaudited)
Total assets	$25,227
Total liabilities	34,180
Net loss	6,831

        Coral/Sistema Strategic Fund—In the years ended December 31, 2007 and 2008, the Group purchased an equity interests in a limited partnership organized by Sistema. The purpose of the strategic fund was to invest in various projects in the telecommunications and high-technology area. The Group exercised significant influence over Coral and therefore the investment was accounted for using the equity method.

        As of December 31, 2009 the management of the Group determined that the investment was fully impaired, consequently the carrying value of the investment was written off in the amount of $7.4 million and recorded in equity in net income/loss of associates in the accompanying consolidated statement of operations for the year then ended. As of December 31, 2009 the Group did not have any further commitment to invest in Coral according to the restructuring agreement which was signed by the partners of the fund in September 2009.

        The Group's share in the total earnings or losses of associates was included in other income in the accompanying consolidated statements of operations. For the years ended December 31, 2010, 2009 and 2008, this share amounted to $70.6 million, $60.3 million and $75.7 million, respectively.